UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _4/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
April 30, 2015

Franklin Federal Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Franklin Federal Tax-Free
Income Fund	3
Performance Summary	6
Your Fund’s Expenses	10
Financial Highlights and
Statement of Investments	11
Financial Statements	41
Notes to Financial Statements	44
Report of Independent Registered
Public Accounting Firm	50
Tax Information	51
Board Members and Officers	52
Shareholder Information	57

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Annual Report

Franklin Federal Tax-Free Income Fund

We are pleased to bring you Franklin Federal Tax-Free Income Fund’s annual report for the period ended April 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Breakdown*

4/30/15

% of Long-Term
Ratings	Investments*
AAA	10.97%
AA	52.27%
A	21.88%
BBB	6.26%
Below Investment Grade	2.02%
Refunded	6.28%
Not Rated	0.32%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.22 on April 30, 2014, to $12.45 on April 30, 2015. The Fund’s Class A shares paid dividends totaling 47.24 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.55% based on an annualization of April’s 3.85 cent per share dividend and the maximum offering price of $13.00 on April 30, 2015. An investor in the 2015 maximum federal personal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.27% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions2

5/1/14–4/30/15

		Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
May	4.14	3.59	4.26
June	4.09	3.54	4.19
July	4.04	3.49	4.14
August	3.99	3.44	4.09
September	3.94	3.36	4.04
October	3.94	3.36	4.04
November	3.85	3.27	3.95
December	3.85	3.27	3.95
January	3.85	3.27	3.95
February	3.85	3.27	3.95
March	3.85	3.26	3.96
April	3.85	3.26	3.96
Total	47.24	40.38	48.48

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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Annual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Municipal Bond Market Overview

Despite a 30% increase in total municipal issuance for the 12 months ended April 30, 2015, compared with the prior fiscal year, municipal bond performance remained strong as prices rose.3 The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +4.80% total return for the period.4 In comparison, the Barclays U.S. Treasury Index posted a 12-month total return of +4.23%.4

October 2014 marked the end of the Federal Reserve Board’s (Fed’s) bond buying program, which began in 2009. In sharp contrast to 2013 when the Fed changed the extent of its bond buying program, the Fed was consistent with tapering and ended the program during the reporting period, which seemed to reduce financial market volatility. Confidence in an orderly tapering led investors to purchase municipal securities through municipal bond mutual funds. According to the Investment Company Institute, municipal bond fund flows were positive for 12 consecutive months as of April.

For most of the reporting period, the economy grew moderately, amid continued manufacturing and services sector expansion, but it slowed during 2015’s first quarter, resulting largely from harsh weather, labor disruptions and reduced business and government spending. The unemployment rate declined from 6.2% in April 2014 to 5.4% in April 2015, while inflation remained benign.5 Of the Fed’s two mandates, facilitating maximum employment and controlling inflation, the Fed has appeared to be more concerned with the former, seeking to foster greater economic growth. In the Fed’s March policy statement, Fed Chair Janet Yellen removed the word “patient” in relation to raising the target rate. Despite removing this word, the Fed reaffirmed its commitment to keeping interest rates lower than what it views as normal, and kept its target rate at 0%–0.25%.

On June 28, 2014, Puerto Rico Governor Alejandro Garcia Padilla signed into law the Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, is not currently eligible to file for bankruptcy under chapter 9 of the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file for bankruptcy under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act was unconstitutional. As expected, Puerto Rico appealed the ruling on February 10, 2015. The ruling led to price volatility among several Puerto Rico municipal bond issues. Generally, prices rose for those agencies covered by the restructuring act and fell for those not covered by the law.

Portfolio Breakdown
4/30/15
% of Total
Long-Term Investments*
Utilities	17.7%
General Obligation	15.0%
Transportation	13.9%
Refunded	13.2%
Subject to Government Appropriations	11.5%
Hospital & Health Care	9.9%
Higher Education	6.7%
Tax-Supported	5.3%
Other Revenue	5.0%
Corporate-Backed	1.1%
Housing	0.7%

*Does not include short-term investments and other net assets.

The ruling also prompted independent credit rating agencies Standard & Poor’s (S&P), Moody’s Investors Service and Fitch Ratings to further lower Puerto Rico’s general obligation debt rating, which was already below investment grade. Correspondingly, ratings on several other Puerto Rico credits were cut.

In addition, Franklin Templeton is a member of a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

3. Source: Thomson Reuters.
4. Source: Morningstar.
5. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

4 | Annual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the 12 months under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 15 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. After Puerto Rico enacted legislation in June related to bankruptcy protection for public corporations, S&P, Moody’s and Fitch downgraded ratings of Puerto Rico and many of its public corporations and authorities, which were already below investment grade. In February 2015, after a federal judge ruled the legislation unconstitutional, the rating agencies downgraded Puerto Rico’s general obligation bond rating even further. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Performance Summary as of April 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	4/30/15	4/30/14		Change
A (FKTIX)	$12.45	$12.22	+$	0.23
C (FRFTX)	$12.44	$12.21	+$	0.23
Advisor (FAFTX)	$12.46	$12.23	+$	0.23

Distributions (5/1/14–4/30/15)
Share Class	Dividend Income
A	$0.4724
C	$0.4038
Advisor	$0.4848

6 | Annual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 4/30/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (3/31/15)[3]		Operating Expenses[4]
A								0.62%
1-Year	+	5.82%	+	1.34%	+	3.33%
5-Year	+	28.33%	+	4.20%	+	4.60%
10-Year	+	56.67%	+	4.14%	+	4.35%
C								1.17%
1-Year	+	5.24%	+	4.24%	+	6.27%
5-Year	+	24.86%	+	4.54%	+	4.91%
10-Year	+	48.18%	+	4.01%	+	4.23%
Advisor								0.52%
1-Year	+	5.92%	+	5.92%	+	8.04%
5-Year	+	29.05%	+	5.23%	+	5.61%
10-Year	+	58.12%	+	4.69%	+	4.91%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[5]		Distribution Rate[6]		Standardized Yield[7]		Standardized Yield[6]
A		3.55%		6.27%		1.67%		2.95%
C		3.14%		5.55%		1.20%		2.12%
Advisor		3.81%		6.73%		1.85%		3.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8 | Annual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment (continued)

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
4/30/15.
6. Taxable equivalent distribution rate and yield assume the 2015 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 4/30/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
8. Source: Morningstar. The Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies:
Moody’s, Standard & Poor’s and Fitch.
9. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/14	Value 4/30/15	Period* 11/1/14–4/30/15
A
Actual	$1,000	$1,014.50	$3.10
Hypothetical (5% return before expenses)	$1,000	$1,021.72	$3.11
C
Actual	$1,000	$1,011.70	$5.84
Hypothetical (5% return before expenses)	$1,000	$1,018.99	$5.86
Advisor
Actual	$1,000	$1,015.00	$2.60
Hypothetical (5% return before expenses)	$1,000	$1,022.22	$2.61

*Expenses are calculated using the most recent expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

10 | Annual Report

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	FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Highlights
			Year Ended April 30,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.22	$12.79	$12.48	$11.47	$11.89
Income from investment operations[a]:
Net investment income[b]	0.47	0.49	0.48	0.51	0.52
Net realized and unrealized gains (losses)	0.23	(0.57)	0.31	1.02	(0.43)
Total from investment operations	0.70	(0.08)	0.79	1.53	0.09
Less distributions from net investment income	(0.47)	(0.49)	(0.48)	(0.52)	(0.51)
Net asset value, end of year	$12.45	$12.22	$12.79	$12.48	$11.47

Total return[c]	5.82%	(0.49)%	6.44%	13.61%	0.78%

Ratios to average net assets
Expenses	0.62%	0.62%	0.61%	0.62%	0.62%
Net investment income	3.80%	4.11%	3.76%	4.25%	4.41%

Supplemental data
Net assets, end of year (000’s)	$8,505,853	$8,243,367	$9,414,734	$8,758,460	$7,925,674
Portfolio turnover rate	5.49%	8.51%	6.31%	8.55%	14.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

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The accompanying notes are an integral part of these financial statements. | Annual Report | 11

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

			Year Ended April 30,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.21	$12.78	$12.47	$11.46	$11.88
Income from investment operations[a]:
Net investment income[b]	0.40	0.43	0.41	0.45	0.45
Net realized and unrealized gains (losses)	0.23	(0.58)	0.31	1.01	(0.42)
Total from investment operations	0.63	(0.15)	0.72	1.46	0.03
Less distributions from net investment income	(0.40)	(0.42)	(0.41)	(0.45)	(0.45)
Net asset value, end of year	$12.44	$12.21	$12.78	$12.47	$11.46

Total return[c]	5.24%	(1.05)%	5.87%	13.00%	0.22%

Ratios to average net assets
Expenses	1.17%	1.17%	1.16%	1.17%	1.17%
Net investment income	3.25%	3.56%	3.21%	3.70%	3.86%

Supplemental data
Net assets, end of year (000’s)	$1,166,771	$1,120,471	$1,525,083	$1,319,527	$1,116,089
Portfolio turnover rate	5.49%	8.51%	6.31%	8.55%	14.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

12 | Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

			Year Ended April 30,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.23	$12.80	$12.49	$11.48	$11.89
Income from investment operations[a]:
Net investment income[b]	0.49	0.50	0.49	0.52	0.53
Net realized and unrealized gains (losses)	0.22	(0.57)	0.31	1.02	(0.42)
Total from investment operations	0.71	(0.07)	0.80	1.54	0.11
Less distributions from net investment income	(0.48)	(0.50)	(0.49)	(0.53)	(0.52)
Net asset value, end of year	$12.46	$12.23	$12.80	$12.49	$11.48

Total return	5.92%	(0.39)%	6.54%	13.71%	0.96%

Ratios to average net assets
Expenses	0.52%	0.52%	0.51%	0.52%	0.52%
Net investment income	3.90%	4.21%	3.86%	4.35%	4.51%

Supplemental data
Net assets, end of year (000’s)	$1,689,267	$1,314,233	$1,755,892	$1,389,908	$1,079,061
Portfolio turnover rate	5.49%	8.51%	6.31%	8.55%	14.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.

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The accompanying notes are an integral part of these financial statements. | Annual Report | 13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, April 30, 2015
	Principal
	Amount	Value
Municipal Bonds 97.5%
Alabama 1.2%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%,
9/01/42	$14,300,000	$15,606,734
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,895,080
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	18,722,256
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	5,600,000	6,153,504
Series B, 5.00%, 1/01/38	3,500,000	3,879,505
Series B, 5.00%, 1/01/43	8,000,000	8,822,000
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series B, 5.50%, 9/01/33	18,500,000	20,369,980
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,152,900
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%,
1/01/36	11,300,000	12,501,190
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured,
Pre-Refunded, 5.00%, 3/01/31	6,250,000	6,493,687
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	10,000,000	11,591,700
University of Alabama General Revenue, Series A, XLCA Insured, Pre-Refunded, 5.00%,
7/01/28	5,000,000	5,270,850
7/01/32	5,500,000	5,797,935
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding,
AMBAC Insured, 5.00%, 12/01/36	11,570,000	12,219,077
		139,476,398
Alaska 0.6%
Alaska State Industrial Development and Export Authority Revenue, Providence Health and
Services, Series A, 5.00%, 10/01/40	10,000,000	10,818,000
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,114,892
Series C, 5.00%, 10/01/33	12,565,000	14,029,325
Anchorage Electric Utility Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,988,103
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, Pre-Refunded, 6.00%, 9/01/32	20,000,000	24,040,800
		63,991,120
Arizona 2.5%
Arizona State Board of Regents University of Arizona System Revenue, Stimulus Plan for Economic
and Educational Development, 5.00%, 8/01/44	10,000,000	11,158,100
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	16,251,354
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	17,098,050
Arizona State Transportation Board Highway Revenue, Refunding, 5.00%, 7/01/33	10,000,000	11,564,400
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	16,449,685
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,615,000
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,693,500
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,566,984
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	25,777,440
senior lien, Series A, 5.00%, 7/01/33	28,000,000	30,654,680

14 | Annual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza
Expansion Project, Series B, NATL Insured, 5.50%,
7/01/32	$6,000,000	$7,449,360
7/01/34	5,000,000	6,242,750
7/01/35	9,860,000	12,332,888
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,
7/01/32	21,095,000	23,867,094
7/01/34	10,000,000	11,279,800
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	21,632,200
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	11,333,800
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Series A, 5.00%, 1/01/38	10,000,000	10,836,800
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 5.00%, 7/01/35	7,000,000	7,052,640
		279,856,525
Arkansas 0.1%
University of Arkansas Revenue, Various Facilities, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,459,290
11/01/42	9,360,000	10,302,926
		13,762,216
California 12.8%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	20,855,000
Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	27,508,800
Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	22,607,100
Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,923,286
Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	15,629,600
Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	33,921,000
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges
Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,292,870
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	33,333,711
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	27,854,023
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	550,424
5.90%, 4/01/23	1,200,000	1,228,068
5.00%, 10/01/29	15,000,000	17,306,100
6.00%, 4/01/38	100,000,000	118,091,000
6.00%, 11/01/39	25,000,000	30,168,000
5.25%, 11/01/40	50,000,000	58,153,000
FGIC Insured, 6.00%, 5/01/20	850,000	874,506
Refunding, 5.25%, 3/01/30	30,000,000	34,925,100
Refunding, 6.00%, 3/01/33	12,000,000	14,577,600
Refunding, 5.25%, 3/01/38	20,000,000	22,129,000
Refunding, 5.50%, 3/01/40	25,000,000	29,266,000
California State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	5,000,000	6,083,750
11/01/38	8,000,000	9,606,800

franklintempleton.com

Annual Report

| 15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	$2,740,000	$3,222,350
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%,
4/01/27	3,980,000	4,690,032
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%,
4/01/29	5,000,000	5,873,950
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,301,660
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,880,558
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	35,161,465
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	15,953,966
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	9,905,000	10,639,753
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,578,600
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,797,500
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A,
Assured Guaranty, 5.375%, 8/01/34	15,000,000	17,244,900
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C,
AGMC Insured,
zero cpn., 8/01/39	7,500,000	2,486,850
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	3,898,928
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	10,137,780
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24,
5.40% thereafter, 1/15/30	15,475,000	11,555,801
Convertible Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter,
1/15/42	20,000,000	15,329,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	29,245,250
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,604,000
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,255,000	13,302,320
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, zero cpn., 8/01/39	45,000,000	9,373,950
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D,
Pre-Refunded, zero cpn.,
8/01/35	10,500,000	3,032,820
8/01/40	10,000,000	1,907,600
8/01/41	13,590,000	2,383,958
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	35,135,100
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	25,485,000	29,085,266
Series D, 5.00%, 5/15/40	50,000,000	57,063,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%,
7/01/31	20,000,000	23,030,200
Los Angeles USD, GO,
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	30,693,624
Election of 2004, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/30	52,475,000	55,336,462
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26	10,250,000	10,808,932
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,545,300
Series KRY, 5.25%, 7/01/34	36,625,000	42,779,465
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,013,250
New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
8/01/31	2,055,000	1,080,190
8/01/32	7,830,000	3,902,785
8/01/33	7,660,000	3,627,853

16 | Annual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, 5.25%, 8/01/32	$24,490,000	$27,448,392
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%,
8/01/29	5,585,000	6,350,257
Rialto USD, GO, San Bernardino County, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	6,994,200
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,930,150
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	17,291,400
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%,
4/01/31	10,000,000	11,352,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,965,400
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	55,467,000
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	12,772,200
Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	3,856,612
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A,
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	28,173,200
Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B,
Assured Guaranty, zero cpn.,
8/01/35	10,000,000	4,111,600
8/01/36	18,865,000	7,377,158
8/01/37	10,000,000	3,717,000
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	28,447,500
Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	12,477,188
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,417,120
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
8/01/29	10,000,000	5,745,500
8/01/30	20,845,000	11,247,337
8/01/31	20,000,000	10,232,200
8/01/32	10,730,000	5,205,659
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding,
Series A, zero cpn., 8/01/34	20,000,000	6,989,600
		1,449,158,329
Colorado 2.2%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/32	10,000,000	10,816,000
8/01/36	41,235,000	44,447,206
8/01/39	26,930,000	28,972,102
Colorado State Board of Governors University Enterprise System Revenue, Series A,
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,606,100
NATL Insured, 5.00%, 3/01/37	1,700,000	1,803,037
NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	8,963,917
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	10,000,000	11,360,600
11/01/29	5,000,000	5,648,500
Colorado State Health Facilities Authority Revenue,
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,157,600
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,542,750
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,763,070
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000	11,516,800
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E,
NATL Insured, 5.00%, 12/01/35	10,000,000	10,225,300

franklintempleton.com	Annual Report | 17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33	$16,405,000	$18,950,400
Mesa State College Auxiliary Facilities System Enterprise Revenue, XLCA Insured, Pre-Refunded,
5.00%, 5/15/35	9,950,000	9,963,532
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding and
Improvement, Assured Guaranty, 6.25%, 12/01/30	6,000,000	6,843,720
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	27,350,600
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%,
11/01/32	10,000,000	11,528,000
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A,
Pre-Refunded, 5.375%, 6/01/32	3,500,000	4,080,545
		247,539,779
District of Columbia 2.7%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,515,233
2/01/25	7,000,000	7,227,220
2/01/26	9,950,000	10,266,908
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Sub Series 1,
AGMC Insured, 5.45%, 7/15/35	23,620,000	26,327,088
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,362,500
Series A, 5.25%, 12/01/34	11,000,000	12,585,540
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,341,450
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,323,950
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
4/01/18, 5.00% thereafter, 4/01/32	15,370,000	14,242,149
Medlantic/Helix Issue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/38	20,000,000	21,925,400
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	12,034,104
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	18,520,490
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,552,435
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%,
5/15/33	35,000,000	44,031,400
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D,
5.50%, 4/01/36	5,000,000	5,571,500
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A,
Pre-Refunded, 6.00%, 10/01/35	8,000,000	9,318,320
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,558,000
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,612,100
Refunding, Series C, 5.25%, 10/01/27	10,745,000	12,092,960
Series A, 5.00%, 10/01/39	5,000,000	5,513,800
Series C, 5.00%, 10/01/26	10,235,000	11,474,254
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation,
second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	29,365,250
		305,762,051
Florida 6.7%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project,
Series B, Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,917,455
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%, 8/01/37	12,245,000	13,139,865
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	8,800,000	9,916,544

18 | Annual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Cape Coral Water and Sewer Revenue,
AMBAC Insured, 5.00%, 10/01/36	$5,000,000	$5,261,800
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	23,867,281
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,131,000
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	26,389,820
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	10,933,500
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	27,589,750
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	8,025,500
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D,
6.00%, 6/01/23	17,500,000	22,528,100
Florida State Mid-Bay Bridge Authority Revenue, Series A,
AMBAC Insured, zero cpn., 10/01/23	4,950,000	3,340,953
AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,889,128
Pre-Refunded, zero cpn., 10/01/23	50,000	36,078
Pre-Refunded, zero cpn., 10/01/24	30,000	20,444
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,600,820
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,243,900
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,512,450
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,404,865
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%,
7/01/28	17,650,000	20,474,000
Indian River County School Board COP, NATL Insured, 5.00%, 7/01/27	16,485,000	17,769,841
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
5.00%, 11/15/36	17,950,000	18,693,668
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
10/01/32	6,015,000	6,134,217
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B,
CIFG Insured, Pre-Refunded, 5.00%, 10/01/35	10,645,000	10,855,984
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
5.50%, 11/15/42	3,800,000	4,202,686
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A,
5.50%, 10/01/36	20,000,000	22,810,400
Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,988,900
Assured Guaranty, 5.25%, 10/01/38	13,000,000	14,062,490
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A,
5.50%, 4/01/38	12,500,000	13,012,625
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,459,100
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,164,161
Series A, 5.00%, 7/01/40	30,265,000	33,241,563
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	22,775,800
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured,
5.00%, 6/01/30	10,630,000	10,649,240
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,177,800
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	11,265,000
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,026,000
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,613,600
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,036,490
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,605,777

franklintempleton.com	Annual Report | 19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%,
7/01/38	$18,845,000	$20,571,014
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,258,800
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System,
Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	20,000,000	21,826,600
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	17,387,850
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds,
Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	20,110,094
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,552,400
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,876,720
Series C, 5.00%, 7/01/40	15,000,000	16,695,300
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded,
5.50%, 10/01/28	10,000,000	11,517,400
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	18,016,185
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,346,650
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
Refunding,
4.75%, 5/01/28	10,000,000	10,618,300
5.00%, 5/01/36	12,500,000	13,480,750
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%,
4/01/39	5,735,000	6,439,430
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/32	31,070,000	33,379,433
St. Lucie County Transportation Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/27	5,785,000	6,346,087
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,677,200
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,700,812
		756,569,620
Georgia 3.5%
Athens-Clarke County Unified Government Water and Sewerage Revenue, 5.50%, 1/01/38	14,500,000	16,488,820
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	18,006,300
The Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A,
AMBAC Insured, 5.00%,
1/01/24	6,385,000	7,079,496
1/01/25	6,955,000	7,742,932
1/01/26	5,000,000	5,567,850
1/01/27	5,000,000	5,351,100
Atlanta Water and Wastewater Revenue, Refunding,
5.00%, 11/01/40	30,000,000	33,765,900
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	24,361,800
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	34,179,900
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project,
5.00%, 7/01/33	5,000,000	5,495,050
5.25%, 7/01/38	10,000,000	11,034,000
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	25,526,488
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	15,886,650
Series E, 7.00%, 1/01/23	25,000,000	28,174,750
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured,
5.00%, 1/01/27	5,000,000	5,308,750

20 | Annual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Clayton County Development Authority Student Housing and Activity Center Revenue,
CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	$11,125,000	$11,925,555
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett
College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	11,368,700
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,619,557
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	15,988,525
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,616,400
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,485,400
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,611,450
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project,
5.25%, 10/01/35	10,485,000	11,301,782
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded,
5.00%, 3/01/32	6,075,000	6,560,939
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,953,450
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
Healthcare System Inc. Project, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,468,600
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	11,125,300
Series A, 5.00%, 10/01/43	10,000,000	11,262,200
Series C, 5.25%, 9/01/39	21,000,000	23,895,900
		400,153,544
Hawaii 0.6%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co.
and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,696,100
Hawaii State GO, Series EE, 4.00%, 11/01/32	7,000,000	7,384,580
Honolulu City and County Board of Water Supply Water System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/36	20,000,000	21,083,400
Honolulu City and County GO, Refunding, Series A, 5.00%,
10/01/38	6,500,000	7,503,470
10/01/39	5,370,000	6,199,021
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%,
6/20/35	1,065,000	1,068,152
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A,
5.00%, 7/01/38	10,000,000	11,387,200
		63,321,923
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A,
6.75%, 11/01/37	12,500,000	14,473,000
Illinois 5.5%
Aurora Waterworks and Sewerage Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,771,600
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000	6,818,720
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	2,000,000	2,081,360
Assured Guaranty, 5.125%, 11/01/37	5,000,000	5,303,600
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,151,393
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	14,292,035
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	27,466,400

franklintempleton.com	Annual Report | 21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	$18,460,000	$22,665,003
Chicago O’Hare International Airport Revenue, General Airport, third lien,
Series A, 5.75%, 1/01/39	5,000,000	5,777,650
Series C, Assured Guaranty, 5.25%, 1/01/35	12,850,000	14,208,887
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	11,068,700
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%,
1/01/38	18,000,000	19,611,180
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	10,728,500
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,398,879
South Suburban Hospital, ETM, 7.00%, 2/15/18	1,640,000	1,770,774
Illinois State Finance Authority Revenue,
Advocate Health Care Network, Refunding, 5.00%, 8/01/33	10,000,000	11,343,800
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	49,817,250
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,901,760
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	16,245,659
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	26,695,000	29,355,424
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,905,950
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,117,950
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded,
5.75%, 11/01/28	2,500,000	2,891,250
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded,
5.25%, 11/01/35	3,000,000	3,418,350
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	12,114,700
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,522,700
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,063,300
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,973,225
Illinois State GO,
5.25%, 7/01/30	16,915,000	18,459,170
5.50%, 7/01/33	5,000,000	5,531,900
5.50%, 7/01/38	20,000,000	21,850,800
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,160,560
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,467,900
Refunding, 5.00%, 1/01/24	12,820,000	13,954,955
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 2/01/35	20,000,000	21,472,800
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	16,977,900
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	11,354,226
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	8,240,000	8,991,241
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	6,000,000	6,551,880
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	30,000,000	31,248,300
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,951,750
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	12,000,000	15,982,200

22 | Annual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project,
Series A, 5.00%, 6/15/42	$5,000,000	$5,393,250
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	17,243,187
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	630,000	731,543
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government
Program, AGMC Insured, zero cpn.,
12/01/24	3,850,000	2,713,057
12/01/26	7,700,000	4,935,854
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,248,275
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,513,500
Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	8,223,320
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000	3,612,384
		623,355,951
Indiana 1.5%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	4,220,000	4,340,017
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A,
5.50%, 2/01/29	9,000,000	10,146,420
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project,
Refunding, Series B, 6.00%, 8/01/39	10,000,000	11,577,800
Indiana State Finance Authority Hospital Revenue,
Deaconess Hospital Obligated Group, Series A, 6.75%, 3/01/39	9,750,000	11,422,125
[a]Indiana University Health Obligation Group, Refunding, Series A, 5.00%, 12/01/40	10,000,000	11,146,400
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project,
6.375%, 9/15/41	12,500,000	14,394,375
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,732,600
Series A, 5.00%, 10/01/37	5,000,000	5,652,400
Series A, 5.25%, 10/01/38	12,000,000	13,750,560
Series A, 4.00%, 10/01/42	22,615,000	23,346,369
Indiana State Health and Educational Facility Financing Authority Hospital Revenue, Community
Foundation of Northwest Indiana Obligated Group, 5.50%, 3/01/27	6,500,000	6,988,670
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%,
1/01/39	4,000,000	4,587,080
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F,
AGMC Insured, 5.00%, 1/01/35	10,000,000	11,204,100
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C,
NATL Insured, 5.60%, 11/01/16	5,000,000	5,332,900
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%,
10/01/28	2,000,000	2,348,880
		169,970,696
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,230,375
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,317,430
Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,626,400
		16,174,205

franklintempleton.com

Annual Report

| 23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A,
AMBAC Insured, 5.75%, 2/01/26	$12,500,000	$13,981,000
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/16	7,005,000	6,922,411
8/15/17	7,115,000	6,926,880
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare
Inc., Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	7,952,457
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville
Arena Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,322,680
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	10,856,000
Series A, NATL Insured, 5.00%, 9/01/32	5,230,000	5,621,204
Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	4,770,000	5,232,308
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%,
11/01/28	15,000,000	17,092,500
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project,
Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,285,150
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and
St. Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,111,725
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,750,400
		103,054,715
Louisiana 2.1%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,895,260
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,724,386
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities Inc., Housing and
Parking Project, Assured Guaranty, 5.50%, 10/01/35	6,000,000	7,047,240
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	7,455,158
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,398,450
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,032,700
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,862,100
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,280,545
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,719,032
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,458,000
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,717,400
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	10,000,000	11,372,700
second lien, Series B, 5.00%, 5/01/45	13,690,000	15,388,381
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/35	31,040,000	31,040,000
Louisiana State Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	12,134,200
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	6,230,000	6,811,944
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	42,784,605
		235,122,101

24 | Annual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Maine 0.2%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	$11,280,000	$12,132,091
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical
Center Issue,
6.75%, 7/01/36	4,250,000	4,807,600
7.00%, 7/01/41	10,000,000	11,359,100
		28,298,791
Maryland 1.3%
Baltimore Project Revenue,
Subordinate Project Revenue, Wastewater Projects, Series C, 5.00%, 7/01/39	10,000,000	11,307,100
Subordinate Project Revenue, Wastewater Projects, Series C, 5.00%, 7/01/44	10,000,000	11,289,500
Subordinate Project Revenue, Water Projects, Series A, 5.00%, 7/01/39	9,430,000	10,662,595
Subordinate Project Revenue, Water Projects, Series A, 5.00%, 7/01/44	5,500,000	6,209,225
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,663,400
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,262,500
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	8,130,000	8,889,423
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,881,900
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, Assured Guaranty, 5.00%, 6/01/33	15,000,000	15,582,300
Maryland State GO, Refunding, Second Series C, 5.00%, 8/01/23	24,265,000	29,934,275
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,674,280
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,221,160
Upper Chesapeake Hospitals Issue, Series C, 6.00%, 1/01/38	5,000,000	5,513,200
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/34	19,345,000	20,346,684
		149,437,542
Massachusetts 2.6%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A, 5.25%,
7/01/34	27,630,000	30,874,591
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
5.00%, 7/01/28	10,000,000	12,357,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior,
Refunding, Series B, 5.00%, 1/01/37	31,000,000	34,227,100
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,828,258
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,224,200
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,821,900
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	11,850,000	12,363,934
Refunding, Series K, 5.25%, 7/01/29	9,525,000	10,409,587
Series H, Assured Guaranty, 6.35%, 1/01/30	4,345,000	4,635,680
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,853,000
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,833,700
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,344,200
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	22,740,600
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,484,655
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,879,136
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,670,530

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Annual Report

| 25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	$9,140,000	$9,980,332
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	2,005,000	2,032,509
AMBAC Insured, 4.50%, 8/15/35	30,000,000	31,868,400
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A,
4.00%, 6/01/35	11,795,000	12,305,134
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A,
5.00%, 8/01/32	225,000	225,695
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,737
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%,
11/01/39	20,000,000	22,785,600
		300,197,478
Michigan 2.7%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A,
5.00%,
5/01/30	1,245,000	1,364,744
5/01/33	1,500,000	1,628,730
Detroit GO, Distributable State Aid, 5.00%, 11/01/30	22,500,000	24,183,675
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%,
7/01/30	5,470,000	5,510,369
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,886,080
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	23,103,204
Michigan State Building Authority Revenue, Facilities Program,
Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,262,900
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,736,673
Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,358,120
Refunding, Series IA, NATL Insured, 5.00%, 10/15/31	9,475,000	10,014,317
Series H, 5.125%, 10/15/33	12,500,000	14,102,000
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,682,700
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,750,000	32,586,662
School District of the City of Detroit, Refunding, 5.00%, 6/01/18	2,400,000	2,594,088
School District of the City of Detroit, Refunding, 5.00%, 6/01/19	1,900,000	2,083,559
School District of the City of Detroit, Refunding, 5.00%, 6/01/20	1,500,000	1,660,230
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,157,300
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,179,980
5.50%, 11/01/25	1,000,000	1,147,200
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	413,671
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,745,000
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,956,000
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	10,000,000	11,104,200
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt
Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	8,165,990
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed,
Senior Series A, 6.00%, 6/01/34	42,680,000	37,975,384

26 | Annual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated
Group,
Series V, Pre-Refunded, 8.25%, 9/01/39	$20,000,000	$24,718,600
Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	12,113,800
Wayne State University Revenue, General, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/36	5,000,000	5,342,000
		309,777,176
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,814,450
6.75%, 11/15/32	6,250,000	7,263,250
Western Minnesota Municipal Power Agency Revenue, Series A, 5.00%, 1/01/46	5,000,000	5,603,250
		25,680,950
Mississippi 0.5%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
5.875%, 4/01/22	45,000,000	45,307,350
Mississippi Development Bank Special Obligation Revenue,
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%,
3/01/36	10,000,000	12,084,500
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,386,272
		61,778,122
Missouri 0.6%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,759,000
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,801,350
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/34	14,000,000	14,435,260
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/34	13,000,000	13,404,170
		72,399,780
Nebraska 1.8%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured,
Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,215,833
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,664,250
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	25,926,387
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	8,781,159
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services
Project, Series A-1, 6.00%, 7/01/33	12,000,000	13,445,280
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A,
BHAC Insured, 5.375%, 4/01/39	5,000,000	5,640,900
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding,
AMBAC Insured, 5.00%, 2/01/35	30,000,000	31,768,200
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	10,062,000
Omaha Public Power District Electric System Revenue,
Refunding, Series C, 5.00%, 2/01/39	7,000,000	8,008,980
Refunding, Series C, 5.00%, 2/01/43	7,500,000	8,547,525
Series C, 5.00%, 2/01/39	23,305,000	25,718,699
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/30	12,165,000	12,500,146
Series A, 5.25%, 2/01/42	10,000,000	11,540,300

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Annual Report

| 27

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Nebraska (continued)
University of Nebraska Revenue,
Kearney Student Fees and Facilities, Pre-Refunded, 5.00%, 7/01/30	$5,000,000	$5,155,450
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,567,150
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,293,725
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,634,000
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,380,550
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,475,600
		209,326,134
Nevada 0.3%
Clark County School District GO,
Refunding, Series A, NATL Insured, 5.00%, 6/15/24	15,000,000	16,640,100
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	10,294,200
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	4,625,000	4,643,731
		31,578,031
New Hampshire 0.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
6/20/33	4,753,000	4,757,991
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire
Catholic Charities Issue, 5.80%, 8/01/22	885,000	885,929
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,608,437
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group,
Series A, 6.125%, 10/01/39	5,000,000	5,629,150
New Hampshire State Health and Education Facilities Authority Revenue,
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/26	1,000,000	1,038,850
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/36	1,100,000	1,134,386
[a]University System of New Hampshire, Refunding, 5.00%, 7/01/45	10,350,000	11,533,523
		37,588,266
New Jersey 3.3%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	10,377,990
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,104,000
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,052,000
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	15,853,650
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	15,525,127
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,464,100
School Facilities, Series U, 5.00%, 9/01/37	7,715,000	7,951,465
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	15,721,785
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	10,905,900
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%,
6/15/25	20,305,000	22,314,789
6/15/26	8,000,000	8,778,720
6/15/27	4,000,000	4,377,960
6/15/28	2,000,000	2,184,900
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%,
10/01/28	2,285,000	2,364,015
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	25,000,000	26,153,000
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	44,264,168
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	24,088,388

28 | Annual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue, (continued)
Transportation System, Series B, 5.25%, 6/15/36	$10,000,000	$10,467,000
Transportation System, Series C, 5.25%, 6/15/32	25,000,000	27,451,250
Transportation System, Series D, 5.25%, 12/15/23	50,000,000	56,653,500
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, 5.15%, 1/01/35	10,000,000	10,390,400
Series E, 5.25%, 1/01/40	13,925,000	15,290,207
		369,734,314
New York 7.6%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	12,500,000	14,397,375
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	7,009,980
5.25%, 11/15/29	4,000,000	4,663,760
5.25%, 11/15/30	3,000,000	3,490,680
5.00%, 11/15/34	15,000,000	17,127,150
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	16,820,850
Series A, 5.00%, 11/15/37	25,000,000	26,961,750
Series A, 5.00%, 11/15/38	11,800,000	13,038,056
Series C, 6.50%, 11/15/28	15,000,000	17,567,550
Series D, 5.00%, 11/15/34	10,000,000	11,086,900
Series D, 5.00%, 11/15/36	9,500,000	10,630,690
Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,059,100
Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,783,650
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,682
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,145,584
Fiscal 2013, Series F, Sub Series F-1, 5.00%, 3/01/30	20,000,000	22,814,600
Series F, 5.25%, 1/15/23	5,000	5,018
Sub Series E-1, 6.25%, 10/15/28	3,330,000	3,883,446
Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	6,670,000	7,857,660
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,829,140
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,774,400
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	73,978,740
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	17,195,850
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,341,700
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,648,443
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,710,900
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,945,000
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,468,913
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,755,957
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	39,159,750
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	6,020,641
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	17,093,700
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	17,112,900
Subordinate, Series E-1, 5.00%, 2/01/41	10,000,000	11,307,700
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,236,900

franklintempleton.com	Annual Report | 29

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	$25,000,000	$28,381,750
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding,
5.625%, 1/15/46	25,000,000	28,261,750
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,056,855
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	46,866,000
5.50%, 10/01/37	24,995,000	30,090,981
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities,
Series A, 5.00%, 7/01/41	10,000,000	11,139,900
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community
Colleges, Series C, 6.00%, 7/01/31	23,215,000	27,070,315
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,
Series A, 5.00%, 2/15/36	15,000,000	16,834,350
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	60,000	60,160
6.125%, 11/01/20	175,000	175,369
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,325,700
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,586,200
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth
Series, 5.00%, 12/01/38	20,000,000	22,615,800
Triborough Bridge and Tunnel Authority Revenue,
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,547,500
General, MTA Bridges and Tunnels, Series A, 5.25%, 11/15/38	25,000,000	27,592,750
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	7,500,000	8,465,625
		867,176,120
North Carolina 2.1%
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,512,290
Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	15,987,342
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,538,200
Refunding, Series B, 6.25%, 1/01/23	39,030,000	49,262,105
Series A, 5.50%, 1/01/26	4,500,000	5,103,495
North Carolina State Capital Improvement Limited Obligation Revenue, Series A,
5.00%, 5/01/23	20,000,000	23,384,000
5.00%, 5/01/26	20,000,000	23,300,200
Pre-Refunded, 5.00%, 5/01/24	5,500,000	6,320,930
Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,608,245
Pre-Refunded, 5.00%, 5/01/27	4,500,000	5,171,670
Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,884,355
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	12,662,750
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	7,257,150
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,012,289
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,604,078
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,706,149
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	13,115,000	14,520,928
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,314,951
		244,151,127

30 | Annual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
North Dakota 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
Assured Guaranty, 5.00%, 12/01/26	$8,385,000	$9,222,326
Refunding, 5.50%, 12/01/20	8,870,000	9,773,676
Refunding, 5.50%, 12/01/24	13,945,000	15,332,248
		34,328,250
Ohio 2.8%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/29	10,000,000	11,450,800
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/38	1,215,000	1,301,727
Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,590,400
Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,789,175
Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	23,623,796
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,290,068
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	13,136,700
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	9,122,625
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative
Headquarters Project, 5.00%, 7/01/37	6,000,000	7,161,300
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,617,480
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%,
1/01/38	21,060,000	23,328,583
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,550,945
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	4,000,000	4,283,480
Maple Heights City School District GO, School Facilities Improvement,
2015, Pre-Refunded, 5.00%, 1/15/37	23,890,000	25,662,652
Pre-Refunded, 5.00%, 1/15/37	5,480,000	5,882,944
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
12/01/31	8,000,000	8,432,080
12/01/36	13,725,000	14,428,955
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,301,300
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%,
6/01/18	8,500,000	9,400,150
Ohio State GO, Infrastructure Improvement, Series A,
5.375%, 9/01/28	6,235,000	6,933,008
-PreRefunded, 5.375%, 9/01/28	3,765,000	4,224,443
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23,
5.75% thereafter, 2/15/35	35,000,000	28,898,800
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,203,400
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project,
Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	13,656,890
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
2/15/38	17,000,000	18,708,840
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,291,000
		321,271,541

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Annual Report

| 31

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon 1.3%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	$5,000,000	$5,822,150
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/31	5,000,000	5,882,250
Series A, Pre-Refunded, 4.50%, 11/15/32	30,000,000	32,867,100
Oregon State GO,
Article XI-Q State Projects, Series F, 5.00%, 5/01/39	10,000,000	11,565,600
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/26	6,630,000	6,707,004
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/27	6,955,000	7,035,779
[a]Oregon State University General Revenue, Series A, 5.00%, 4/01/45	7,000,000	7,959,840
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	28,519,250
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	13,044,239
University of Oregon General Revenue, Series A, 5.00%, 4/01/45	20,000,000	22,816,000
		142,219,212
Pennsylvania 2.5%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,238,843
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,939,378
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,003,271
Series A, 5.00%, 6/01/35	7,500,000	8,194,650
Series B, 5.00%, 6/01/42	5,400,000	5,864,670
Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,467,800
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.375%, 8/15/28	5,000,000	5,554,500
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	21,909,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue,
Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	14,351,000
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, Refunding,
NATL Insured, 5.00%, 4/01/33	13,225,000	13,646,878
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter,
6/01/33	5,000,000	5,885,650
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,293,460
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	21,732,400
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,658,500
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,947,600
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,559,200
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,012,750
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,541,210
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North
Philadelphia Health Systems, Refunding, Series A, FHA Insured,
5.30%, 1/01/18	570,000	571,818
5.35%, 1/01/23	5,690,000	5,709,005
5.375%, 1/01/28	3,700,000	3,705,846
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,230,485
Philadelphia School District GO,
2014, Series E, Pre-Refunded, 6.00%, 9/01/38	15,000	17,439
Series E, 6.00%, 9/01/38	24,650,000	27,896,651
Series E, Pre-Refunded, 6.00%, 9/01/38	335,000	389,474

32 | Annual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	$1,000,000	$1,128,320
5.00%, 1/01/26	5,000,000	5,550,350
5.00%, 1/01/27	1,750,000	1,935,448
5.25%, 1/01/32	5,000,000	5,523,400
5.00%, 7/01/45	15,000,000	16,575,600
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	19,577,700
		289,612,296
Rhode Island 1.2%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 8/01/30	7,990,000	8,083,323
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty,
5.50%, 5/15/27	17,300,000	19,761,617
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,267
Series 10-A, 6.50%, 10/01/22	220,000	220,251
Series 10-A, 6.50%, 4/01/27	130,000	130,175
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,355,522
7/01/30	14,965,000	15,004,657
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue,
Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,164,240
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
New England Institute of Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	17,945,048
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island,
Educational and General Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,143,300
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured,
5.00%, 5/15/26	5,000,000	5,208,700
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured,
5.00%, 5/15/32	12,440,000	12,886,223
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,503,062
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,585,000	11,712,408
		133,273,793
South Carolina 1.5%
Charleston Educational Excellence FICO Revenue, Installment Purchase, Charleston County
School District Project, Pre-Refunded, 5.25%, 12/01/30	8,000,000	8,231,840
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for
Tomorrow, Refunding, 5.00%, 12/01/28	7,500,000	7,983,825
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
District No. 50, South Carolina Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,390,639
Newberry Investing in Children’s Education Installment Revenue, Newberry County School District
Project, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,110,200
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,817,800
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase,
School District of Beaufort County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,662,803
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase,
Chesterfield County School District Project, Assured Guaranty, 5.00%, 12/01/29	7,500,000	7,946,100

franklintempleton.com

Annual Report

| 33

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase,
School District of Colleton County Project, Assured Guaranty, 5.00%,
12/01/25	$3,340,000	$3,557,100
12/01/26	4,000,000	4,256,080
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%,
12/01/25	18,900,000	20,208,636
12/01/31	10,000,000	10,692,400
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%,
2/01/29	4,000,000	4,473,160
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,338,580
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,859,200
South Carolina State Public Service Authority Revenue,
Refunding, Series A, 5.50%, 1/01/38	6,950,000	7,850,372
Refunding, Series B, 5.25%, 1/01/34	6,000,000	6,701,940
Refunding, Series B, 5.00%, 12/01/50	15,000,000	16,297,950
Series A, Pre-Refunded, 5.50%, 1/01/38	550,000	634,117
University of South Carolina Higher Education Revenue, Special Moore School Business Project,
5.00%, 5/01/32	11,490,000	13,139,275
		165,152,017
South Dakota 0.5%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,328,160
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,323,340
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,436,750
Sanford Health, 5.00%, 11/01/27	2,355,000	2,522,158
Sanford Health, 5.00%, 11/01/40	12,945,000	13,620,600
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/34	7,000,000	7,948,290
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	3,913,753
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,484,559
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,567,000
		55,144,610
Tennessee 0.3%
Knox County Health Educational and Housing Facility Board Revenue, University Health System
Inc., Refunding, 5.25%, 4/01/27	17,500,000	18,649,575
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/40	5,000,000	5,622,250
[a]Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series B, 5.00%, 11/01/45	10,000,000	11,477,100
		35,748,925
Texas 10.9%
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	11,575,000	12,867,812
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	9,661,608
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,412,899
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	11,146,000
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	22,500,600
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/15/37	20,000,000	21,041,800

34 | Annual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue,
5.00%, 2/15/38	$10,000,000	$10,857,300
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	16,633,820
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,694,920
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,757,820
junior lien, Refunding, 5.00%, 7/15/37	12,625,000	13,744,206
junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,633,784
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee,
5.00%, 8/01/36	13,900,000	15,237,736
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	21,432,452
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%,
2/15/29	28,325,000	30,356,752
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,457,900
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,288,250
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,497,300
Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,947,477
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,773,117
Forney ISD, GO, School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,272,980
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,873,407
Grand Parkway Transportation Corp. System Toll Revenue, Series B, zero cpn. to 9/30/23,
5.80% thereafter, 10/01/45	10,000,000	7,622,200
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	16,405,605
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%,
2/15/32	10,215,000	10,869,373
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	11,420,400
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,859,232
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien, Refunding,
5.25%, 12/01/38	5,000,000	5,654,900
5.00%, 12/01/43	5,000,000	5,458,250
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,556,750
7/01/39	30,850,000	34,105,292
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,115,000
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,441,400
Keller ISD, GO, School Building, 5.50%, 2/15/35	10,000,000	11,491,300
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	18,837,995
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,737,200
Lower Colorado River Authority Revenue, Refunding and Improvement, 2014, Series A,
NATL Insured, 5.00%, 5/15/26	50,000	50,144
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	17,297,544
Series A, 5.00%, 5/15/36	10,000,000	11,005,100
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,364,375
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,877,050
Manor ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	8,617,186
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,671,100

franklintempleton.com	Annual Report | 35

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	$20,000,000	$22,660,400
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	30,302,640
5.50%, 12/15/38	25,000,000	28,388,500
Refunding, 5.00%, 12/15/34	5,040,000	5,683,054
Refunding, 5.00%, 12/15/35	5,190,000	5,834,079
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,867,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,659,800
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,660,275
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	24,102,000
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,507,250
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	38,606,750
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	17,025,000
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,004,300
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	10,944,900
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	33,699,300
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,950,200
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	11,009,225
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,137,800
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention
Center Refinancing and Expansion Project, 4.00%,
9/15/34	9,000,000	9,114,300
9/15/42	39,000,000	38,360,400
San Antonio Water System Revenue, junior lien, Refunding, Series B, 5.00%, 5/15/39	25,000,000	28,557,250
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,595,850
10/01/37	3,000,000	3,329,490
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38	24,380,000	27,305,112
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,485,600
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	6,009,655
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
Health System, FGIC Insured, ETM, 6.00%, 9/01/24	4,000,000	4,751,920
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,277,800
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
10/01/20	500,000	646,840
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	45,740,000
Transportation Commission, Mobility Fund, Refunding, 5.00%, 10/01/23	46,345,000	56,770,771
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,512,900
Transportation Commission, Mobility Fund, Series A, 5.00%, 4/01/33	6,940,000	7,446,204
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	3,060,000	3,312,878
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,949,900
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%,
9/01/40	15,250,000	16,692,192
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series B, 5.00%, 8/15/37	20,000,000	22,274,200
second tier, Refunding, Series C, 5.00%, 8/15/42	25,000,000	26,920,250

36 | Annual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State University System Financing Revenue, AGMC Insured,
5.00%, 3/15/26	$740,000	$768,312
Pre-Refunded, 5.00%, 3/15/26	5,685,000	5,917,119
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,673,125
		1,235,002,377
Utah 1.5%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	16,698,000
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%,
7/01/37	13,950,000	15,801,305
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
8/15/30	5,730,000	5,807,813
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,466,650
6/01/38	5,000,000	5,436,950
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%,
8/01/43	21,975,000	24,784,724
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,553,600
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding,
5.25%, 12/01/27	9,735,000	11,188,825
Utah State Transit Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 6/15/38	15,000,000	17,372,400
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/15/36	33,000,000	37,076,490
Series A, Pre-Refunded, 5.25%, 6/15/38	13,185,000	14,914,476
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,007,208
		168,108,441
Vermont 0.6%
University of Vermont and State Agricultural College Revenue, NATL Insured, Pre-Refunded,
5.00%, 10/01/30	12,210,000	12,452,002
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%,
12/01/34	5,500,000	5,924,380
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,189,600
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,231,500
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	29,590,754
		64,388,236
Virginia 0.3%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%,
3/01/37	11,130,000	11,837,868
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured,
5.00%, 6/15/30	6,000,000	6,032,580
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
Series A, 5.00%, 11/01/39	12,355,000	13,878,001
		31,748,449
Washington 3.4%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
5.00%, 11/01/34	11,405,000	12,414,571
[a]Energy Northwest Electric Revenue, Bonneville Power Administration, Refunding, Series A,
5.00%, 7/01/38	10,000,000	11,497,500

franklintempleton.com	Annual Report | 37

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Washington (continued)
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	$11,935,000	$13,742,436
6/01/39	16,250,000	18,641,838
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	11,395,700
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,430,350
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	8,113,600
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,594,800
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,733,450
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	14,530,000	14,822,489
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	49,849,018
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 6.75%, 7/01/29	5,000,000	6,112,400
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,635,275
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,910,844
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	19,832,202
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	1,500,000	1,800,015
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,155,870
Providence Health and Services, Refunding, Series A, NATL Insured, 5.00%, 10/01/36	9,750,000	10,215,758
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	11,073,600
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	15,000,000	16,764,000
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	266,468
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	52,410,000	58,848,044
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,448,300
Virginia Mason Medical Center, Series C, Assured Guaranty, 5.50%, 8/15/36	16,000,000	17,162,560
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding,
5.375%, 10/01/29	3,000,000	3,328,500
5.875%, 10/01/34	6,000,000	6,770,160
Washington State University General Revenue, Refunding, 5.00%, 4/01/40	11,000,000	12,528,890
		389,088,638
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply
Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,506,700
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,814,940
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,547,154
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	11,644,800
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%,
10/01/44	21,800,000	24,512,356
		71,025,950
Wisconsin 0.8%
Monroe RDAR, 6.00%, 2/15/39	11,790,000	13,423,504
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	29,605,486
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	6,865,000	7,778,388
Marquette University, Refunding, Series B-1, 5.00%, 10/01/33	1,500,000	1,688,940
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	3,470,000	3,931,683
Marquette University, Series B-3, 5.00%, 10/01/30	2,150,000	2,436,058

38 | Annual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin State Health and Educational Facilities Authority Revenue, (continued)
Marquette University, Series B-3, 5.00%, 10/01/33	$1,750,000	$1,970,430
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,620,975
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,609,360
Thedacare Inc., AMBAC Insured, Pre-Refunded, 5.00%, 12/15/30	10,000,000	10,294,200
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,733,800
		87,092,824
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork
Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,400,350
U.S. Territories 2.3%
Puerto Rico 2.2%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%,
5/15/33	15,315,000	15,456,664
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded,
5.00%, 7/01/36	62,000,000	65,418,060
5.50%, 7/01/36	7,000,000	7,426,300
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	11,403,637
Series XX, 5.25%, 7/01/40	15,000,000	9,038,550
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%,
7/01/19	530,000	488,952
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	3,265,000	2,150,198
Series N, 5.00%, 7/01/37	20,000,000	12,200,400
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	21,000,000	10,740,450
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	25,000,000	15,101,500
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	36,500,000	15,687,335
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	22,018,800
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	12,895,200
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	27,660,000
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	18,580,422
Senior Series C, 5.25%, 8/01/40	7,150,000	4,917,698
		251,184,166
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien,
Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,387,963
Total U.S. Territories		257,572,129
Total Municipal Bonds before Short Term Investments
(Cost $10,181,079,471)		11,076,044,042

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value
Short Term Investments (Cost $19,400,000) 0.2%
Municipal Bonds 0.2%
Georgia 0.2%
[b]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding,
First Series, Daily VRDN and Put, 0.14%, 7/01/49	$19,400,000	$19,400,000
Total Investments (Cost $10,200,479,471) 97.7%		11,095,444,042
Other Assets, less Liabilities 2.3%		266,446,977
Net Assets 100.0%		$11,361,891,019

See Abbreviations on page 49.

aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

40 | Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
April 30, 2015

Assets:
Investments in securities:
Cost	$10,200,479,471
Value	$11,095,444,042
Cash	178,487,851
Receivables:
Investment securities sold	11,907,922
Capital shares sold	15,455,131
Interest	148,242,136
Other assets	6,290
Total assets	11,449,543,372
Liabilities:
Payables:
Investment securities purchased	65,831,182
Capital shares redeemed	14,881,368
Management fees	4,238,106
Distribution fees	1,331,975
Transfer agent fees	1,000,486
Accrued expenses and other liabilities	369,236
Total liabilities	87,652,353
Net assets, at value	$11,361,891,019
Net assets consist of:
Paid-in capital	$10,643,382,635
Undistributed net investment income	9,483,380
Net unrealized appreciation (depreciation)	894,964,571
Accumulated net realized gain (loss)	(185,939,567)
Net assets, at value	$11,361,891,019
Class A:
Net assets, at value	$8,505,853,439
Shares outstanding	683,258,415
Net asset value per share[a]	$12.45
Maximum offering price per share (net asset value per share ÷ 95.75%)	$13.00
Class C:
Net assets, at value	$1,166,771,054
Shares outstanding	93,794,679
Net asset value and maximum offering price per share[a]	$12.44
Advisor Class:
Net assets, at value	$1,689,266,526
Shares outstanding	135,590,282
Net asset value and maximum offering price per share	$12.46

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the year ended April 30, 2015

Investment income:
Interest	$493,526,952
Expenses:
Management fees (Note 3a)	50,267,574
Distribution fees: (Note 3c)
Class A	8,506,773
Class C	7,482,800
Transfer agent fees: (Note 3e)
Class A	4,584,987
Class C	620,257
Advisor Class	819,698
Custodian fees	96,509
Reports to shareholders	442,805
Registration and filing fees	496,143
Professional fees	177,468
Trustees’ fees and expenses	127,893
Other	442,203
Total expenses	74,065,110
Net investment income	419,461,842
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(4,859,472)
Net change in unrealized appreciation (depreciation) on investments	207,104,904
Net realized and unrealized gain (loss)	202,245,432
Net increase (decrease) in net assets resulting from operations	$621,707,274

42 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FEDERAL TAX-FREE INCOME FUND
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Year Ended April 30,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$419,461,842	$449,446,314
Net realized gain (loss) from investments	(4,859,472)	(133,548,602)
Net change in unrealized appreciation (depreciation) on investments	207,104,904	(477,200,838)
Net increase (decrease) in net assets resulting from operations	621,707,274	(161,303,126)
Distributions to shareholders from:
Net investment income:
Class A	(322,099,075)	(338,916,803)
Class C	(37,256,288)	(43,100,658)
Advisor Class	(58,587,178)	(63,773,911)
Total distributions to shareholders	(417,942,541)	(445,791,372)
Capital share transactions: (Note 2)
Class A	105,143,615	(730,497,906)
Class C	25,193,086	(326,845,365)
Advisor Class	349,719,018	(353,200,936)
Total capital share transactions	480,055,719	(1,410,544,207)
Net increase (decrease) in net assets	683,820,452	(2,017,638,705)
Net assets:
Beginning of year	10,678,070,567	12,695,709,272
End of year	$11,361,891,019	$10,678,070,567
Undistributed net investment income included in net assets:
End of year	$9,483,380	$8,148,516

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 43

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

44 | Annual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

At April 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended April 30,
		2015		2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	84,237,816	$1,049,424,556	126,987,593	$1,512,426,000
Shares issued in reinvestment of distributions	22,334,914	277,742,327	24,038,774	287,863,451
Shares redeemed	(98,091,652)	(1,222,023,268)	(212,506,889)	(2,530,787,357)
Net increase (decrease)	8,481,078	$105,143,615	(61,480,522)	$(730,497,906)
Class C Shares:
Shares sold	11,986,050	$149,326,074	11,234,248	$135,129,834
Shares issued in reinvestment of distributions	2,544,605	31,630,682	3,049,740	36,536,890
Shares redeemed	(12,521,941)	(155,763,670)	(41,853,867)	(498,512,089)
Net increase (decrease)	2,008,714	$25,193,086	(27,569,879)	$(326,845,365)
Advisor Class Shares:
Shares sold	44,451,547	$553,844,105	46,340,565	$555,154,397
Shares issued in reinvestment of distributions	4,113,961	51,221,584	4,782,816	57,278,697
Shares redeemed	(20,474,768)	(255,346,671)	(80,833,312)	(965,634,030)
Net increase (decrease)	28,090,740	$349,719,018	(29,709,931)	$(353,200,936)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate . The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$1,783,737
CDSC retained	$102,911

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended April 30, 2015, the Fund paid transfer agent fees of $6,024,942, of which $2,013,563 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At April 30, 2015, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$15,858,622
2018	3,803,336
2019	17,435,155
Capital loss carryforwards not subject to expiration:
Short term	88,802,494
Long term	54,411,675
Total capital loss carryforwards	$180,311,282

The tax character of distributions paid during the years ended April 30, 2015 and 2014, was as follows:

	2015	2014
Distributions paid from tax exempt income	$417,942,541	$445,791,372

At April 30, 2015, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:

Cost of investments	$10,204,530,929

Unrealized appreciation	$1,020,437,884
Unrealized depreciation	(129,524,771)
Net unrealized appreciation (depreciation)	$890,913,113

Distributable earnings – undistributed tax exempt income	$7,906,544

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, bond discounts and bond workout expenditures.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2015, aggregated $1,090,481,676 and $586,985,241, respectively.

6. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2015, the Fund did not use the Global Credit Facility.

48 | Annual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS

7. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

8. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ACA	American Capital Access Holdings Inc.	IDA	Industrial Development Authority/Agency
AGMC	Assured Guaranty Municipal Corp.	IDC	Industrial Development Corp.
AMBAC	American Municipal Bond Assurance Corp.	ISD	Independent School District
BHAC	Berkshire Hathaway Assurance Corp.	MFHR	Multi-Family Housing Revenue
CDA	Community Development Authority/Agency	MFR	Multi-Family Revenue
CIFG	CDC IXIS Financial Guaranty	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	PBA	Public Building Authority
EDC	Economic Development Corp.	PCC	Pollution Control Corp.
ETM	Escrow to Maturity	PCR	Pollution Control Revenue
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FHA	Federal Housing Authority/Agency	PSF	Permanent School Fund
FICO	Financing Corp.	RDA	Redevelopment Agency/Authority
GNMA	Government National Mortgage Association	RDAR	Redevelopment Agency Revenue
GO	General Obligation	SFMR	Single Family Mortgage Revenue
HDA	Housing Development Authority/Agency	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
		XLCA	XL Capital Assurance

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Federal Tax-Free Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Federal Tax-Free Income Fund (the “Fund”) at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 15, 2015

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Tax Information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 2015. A portion of the Fund’s exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2016, shareholders will be notified of amounts for use in preparing their 2015 income tax returns.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1982	145	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since	119	Avis Budget Group Inc. (car rental)
One Franklin Parkway		October 2014		(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing communi-
				cations services) (2011-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1998-2006).

Principal Occupation During at Least the Past 5 Years:
Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987-present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 2005	145	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				RTI International Metals, Inc. (manu-
				facture and distribution of titanium)
				(1999-present), Canadian National
				Railway (railroad) (2001-present),
				White Mountains Insurance Group, Ltd.
				(holding company) (2004-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	145	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2007	145	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	145	Cbeyond, Inc. (business commu-
One Franklin Parkway				nications provider) (2010-2012),
San Mateo, CA 94403-1906				The Southern Company (energy
company) (December 2014;
previously 2010-2012) and Graham
Holdings Company (education and
media organization) (2011-present).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and
Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	119	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008

Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	162	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and Vice Chairman, Investment Company Institute.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of	145	None
One Franklin Parkway	the Board	the Board and
San Mateo, CA 94403-1906	and Trustee	Trustee since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Sheila Amoroso (1959)	Vice President	Since 1999	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments.

Rafael R. Costas, Jr. (1965)	Vice President	Since 1999	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Products and Client Services, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Thomas Walsh (1961)	Vice President	Since 1999	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 30, 2015, Sam Ginn ceased to be a trustee of the Fund.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant
Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 24, 2015, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Federal Tax-Free Income Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also received a report on all marketing support payments made by FTI to financial intermediaries during the past year.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address persistent cybersecurity threats. Additionally, the Board noted the Manager’s continued attention to pricing and valuation issues, particularly with respect to complex securities. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also

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SHAREHOLDER INFORMATION

Board Review of Investment Management

Agreement (continued) took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2014 as well as the previous 10 years ended December 31, 2014, in comparison to a performance universe consisting of all retail and institutional general and insured municipal debt funds as selected by Lipper. The Lipper report showed the income return for the Fund during 2014 to be in the highest quintile of its performance universe, and on an annualized basis in each of the previous three-, five- and 10-year periods to be in either the highest or second-highest quintile of its Lipper performance universe. The Lipper report showed the Fund’s total return during 2014 to be in the second-highest performing quintile of its Lipper performance universe, and on an annualized basis to be in the middle performing quintile of such universe for the previous three-year period, the second-highest performing quintile of such universe for the five-year period, and the highest performing quintile of its Lipper performance universe for the previous 10-year period. The Board expressed its satisfaction with the Fund’s comparative performance as shown in the Lipper report, noting its income oriented objective.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed the contractual investment management fee rate for the Fund to be approximately four basis points above its Lipper expense group median, but its actual total expense ratio to be approximately 12 basis points below the expense group median. The Board found the level of expenses of the Fund in comparison to its expense group as shown in the Lipper report to be acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2014, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs

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SHAREHOLDER INFORMATION

incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; 0.45% on the next $7.25 billion of assets; 0.44% on the next $2.5 billion of assets, with breakpoints continuing in stages thereafter until declining to a final breakpoint of 0.36% on assets in excess of $20 billion. The Fund had assets of approximately $11.4 billion at the end of 2014 and the Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders as the Fund grows.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

franklintempleton.com

Annual Report

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $61,372 for the fiscal year ended April 30, 2015 and $61,415 for the fiscal year ended April 30, 2014.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended April 30, 2015 and $6,930 for the fiscal year ended April 30, 2014.  The services for which these fees were paid included technical tax consultation for capital gain tax and withholding tax reporting for foreign governments and requirements on local country’s self-certification forms.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2015 and $3,140 for the fiscal year ended April 30, 2014.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2015 and $156,596 for the fiscal year ended April 30, 2014. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended April 30, 2015 and $166,666 for the fiscal year ended April 30, 2014.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date June 25, 2015

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

 Chief Accounting Officer

Date June 25, 2015